Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes	$ (10,012)	$ (9,879)	$ (10,505)
Adjustments to reconcile net loss to net cash used in operating activities:
Convertible loan interest accrued	50	12	12
Convertible loan interest paid as equity		21
Shares issued in lieu of fees	105	55
Share based payment - options	1,266	672	539
Cancellation of options			(135)
Share based payment - warrants		60	171
Net (increase) in related party receivables	(287)
Net increase in related party payables	436	144
Net (increase)/decrease in operating assets/other receivables	159	(180)	54
Net increase/(decrease) in operating liabilities /other liabilities	(23)	1,979	2,304
Depreciation	5	16	13
Loss on foreign exchange	165	(296)	45
Lease adjustment		3	(31)
Depreciation of right-of-use asset	248
Loss om disposal of right of use asset	71
Increase in taxation receivable	1,021	2,791
Net cash used in operating activities	(6,796)	(4,602)	(7,533)
CASH FLOWS FROM INVESTING ACTIVITIES
PPE	(4)		(1)
Acquisition of other investments
Net cash used in investing activities	(4)		(1)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares		9,917	1,542
Proceeds from issuance of convertible loan notes	1,880
Proceeds from issuance of warrants		1,509
Repayment of leasing liabilities	(200)
Fundraising cost		(1,335)
Net cash provided by financing activities	1,680	10,091	1,542
Net increase/(decrease) in cash and cash equivalents	(5,120)	5,489	(5,992)
Cash and cash equivalent, beginning of period	5,304	64	5,802
Exchange difference	16	(249)	254
Cash and cash equivalent, end of period	$ 200	$ 5,304	$ 64